Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Anti-Dilutive Securities Outstanding Not Included in Diluted Net Loss Per Share Calculation
Anti-dilutive securities outstanding during the period not included in the diluted net loss per share calculation include the following:

	December 31,
	2024	2023
Convertible Series C Preferred Stock	5,191,375	6,135,306
Convertible Promissory Notes	149,650	—
Outstanding stock options	2,393,824	178,232
Unvested restricted stock units	213,254	214,436
Unreleased restricted stock units assumed in the Merger	17,000	—

	7,965,103	6,527,974